Related party transactions (Details) - Schedule of related party balances and transactions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Related Party Balances and Transactions [Abstract]
Short-term liability due to a related party		$ 96,320
Short-term liability due to a shareholder		200,000
Long-term loans due to related parties	1,088,250	1,088,250
Share-based compensation expenses to Board Members	30,684
Management and consulting fees to Board Members	258,397
Purchases		$ 1,501